SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 21,217,406	$ 7,212,644
Increase in allowance for credit losses	5,134,350	13,528,638
Foreign exchange difference	596,878	476,124
Addition from acquisition of subsidiaries under common control	314,214
Allowance for credit losses, ending	$ 27,262,848	$ 21,217,406